Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 123,537	$ 123,979
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	150,684	152,459	$ 146,824
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (27,147)	$ (28,480)